Revenue from collaboration agreements - Additional Information (Detail) € in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 EUR (€)
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract Liabilities	€ 23,199		€ 23,199			€ 34,357
Revenue from collaboration agreements	9,144	€ 4,737	16,756	€ 23,318
Advanced TCER Activities [Member] | Moderna Agreement
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable	4,300		4,300		$ 5.0
Data Base Activities [Member] | Moderna Agreement
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable	500		500
BMS Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue from collaboration agreements	2,700	900	2,800	5,100
Moderna Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue from collaboration agreements	€ 6,500	€ 3,800	€ 13,900	€ 18,200